Oct. 31, 2024
AllianzIM U.S. Equity Buffer100 Protection ETF | (AllianzIM U.S. Equity Buffer100 Protection ETF)
Investment Objective

The Fund seeks to provide, at the end of the current Outcome Period, returns that track the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) in positive market environments, subject to a Participation Rate, while providing 100% downside protection of Underlying ETF losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.64%
[1] Other Expenses are estimated for the current fiscal year.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$65	$205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund pursues a buffered strategy that seeks to provide returns that track the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a three-month calendar quarter (i.e., from January 1 to March 31, April 1 to June 30, July 1 to September 30, or October 1 to December 31), as described below (the “Outcome Period”), at a specific percentage rate of participation (the “Participation Rate”), and downside protection with a buffer against 100% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

Unlike other investment products, the potential positive returns an investor can receive from an investment in the Fund are subject to the Participation Rate. The Participation Rate is the rate at which the Fund will seek to track the positive share price returns of the Underlying ETF. This means that if the Underlying ETF experiences gains over an Outcome Period, an investor in the Fund will experience only a percentage of the gains experienced by the Underlying ETF (equal to the Underlying ETF’s gains multiplied by the Participation Rate). For example, if the Participation Rate is 25% and the Underlying ETF’s share price increases by 10%, the Fund will experience an increase of 2.50%.

The Participation Rate is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Participation Rate is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. Generally, when options prices are relatively low, the Participation Rate is expected to be relatively higher, and when options prices are relatively higher, the Participation Rate is expected to be relatively lower. The market conditions and other factors that influence the market costs of the FLEX Options, and therefore, the Participation Rate, can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Participation Rate for the current Outcome Period is 25.93% and takes into account the Fund’s unitary management fee, but does not account for brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. The Participation Rate will be less than 100% for each Outcome Period.

The Buffer is 100% and takes into account the Fund’s annualized management fee, but does not account for brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. In down markets, the Fund will seek to maintain approximately a 0% return (i.e., not experience a decrease in NAV if and to the extent the Underlying ETF’s share price decreases) at the end of each Outcome Period.

The Fund’s return will be reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Participation Rate will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Participation Rate will remain the same after the end of the Outcome Period. The Participation Rate may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of April 30, 2025, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.7 billion and $3.2 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of April 30, 2025.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of each Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that track the return of the Underlying ETF’s share price, subject to the Participation Rate. For example, if the Participation Rate is 25% and the Underlying ETF’s share price has increased 10%, the Fund is designed to return 2.50%.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for 100% of losses experienced by the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 0%).

The outcomes described here take into account the Fund’s unitary management fee, but do not take into account brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and take into account the Fund’s unitary management fee, but do not take into account brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide at the end of an Outcome Period, based upon the performance of the Underlying ETF’s share price from -100% to 100%. The table below reflects the Participation Rate for the current Outcome Period: 25.93%. The table is provided for illustrative purposes and does not provide every possible performance scenario for the Fund for an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF’s share price or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.AllianzIMetfs.com/AIOO, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-20%	-10%	0%	5%	10%	20%	50%	100%
Fund Performance	0%	0%	0%	0%	0%	1.30%*	2.59%*	5.19%*	12.97%*	25.93%*

*	The Participation Rate is set on the business day prior to the first day of the Outcome Period and is 25.93%, which takes into account the Fund’s annualized management fee. Any shareholder transaction fees and fees and expenses incurred by the Fund that are excluded from the Fund’s annualized management fee will have the effect of reducing the Participation Rate and the Buffer amounts for Fund shareholders.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete calendar quarter Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, the rate of that investor’s gains relative to such increase could differ from the Participation Rate. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome

Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Participation Rate and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

The Outcome Period will be a three-month calendar quarter from January 1 to March 31, April 1 to June 30, July 1 to September 30, or October 1 to December 31. The Fund is designed to seek to achieve the outcomes at the end of each successive calendar quarter Outcome Period. The outcomes that the Fund achieves over multiple calendar quarter Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple calendar quarter Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over four successive three-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Participation Rate for the new Outcome Period. This means that the Participation Rate is expected to change each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Participation Rate may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Participation Rate and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Participation Rate for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Participation Rate for the next Outcome Period. There is no guarantee the final Participation Rate will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/AIOO.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/AIOO, provides important Fund information. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Performance

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be available on the Fund’s website at www.AllianzIMetfs.com and will provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.